Operating Loss (Details) - Schedule of Operating Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Losses [Abstract]
License fee	$ 563		$ (1,047)
Realization bonus			855
Depreciation of Property, plant and equipment	7	1	8
Depreciation (Right-of-use asset)	89	50	133
Foreign exchange (gains)/losses	$ 1,519	$ (3,183)	$ (1,899)